UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2001
                                                          -----------------

If amended report check here:      |X| Amendment Number: 8
This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     David S. Richter
          ------------------------------------------
Address:  227 West Monroe Street, Suite 4800
          ------------------------------------------
          Chicago, Illinois 60606
          ------------------------------------------

13F File Number: 28-05463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
          ------------------------------------------
Title:    N/A
          ------------------------------------------
Phone:    (312) 739-2138
          ------------------------------------------

Signature, Place and Date of Signing:

                               Chicago, Illinois          February 14, 2002
---------------------------  --------------------------  ----------------------
       [Signature]                [City, State]                  [Date]

Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager


   13F File No.:           Name:
   ----------------        --------------------------------
   28-05459                Waveland International, Ltd.
   ----------------        --------------------------------
   28-05461                Clincher Capital Corporation
   ----------------        --------------------------------
   Not yet assigned.       Waveland Capital Management, LLC
   ----------------        --------------------------------